TRADE RECEIVABLES AND OTHER - Schedule of Trade Receivables and Other (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	9	14
Other tax receivables	0	0
Contract assets	14	15
Prepaid expenses	0	1
Other	12	13
Total other receivables	35	43
Total trade receivables and other	35	43
Current
Trade receivables	664	465
Income tax receivables	20	16
Other tax receivables	44	38
Contract assets	2	2
Prepaid expenses	18	8
Other	17	10
Total other receivables	101	74
Total trade receivables and other	765	539
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	668	467
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (4)	€ (2)